SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2021
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted
The following table lists the inputs to the valuation model used for the PSUs granted in May 2021:

May 2021 PSUs
Fair value at grant date (in euros)	21.84
Share price at grant date (in euros)	13.90
Dividend yield	—
Expected volatility (A)	71%
Risk-free interest rate (US government bond yield)	0.31%
Model used	Monte Carlo
(A)Volatility in the share prices of the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.
The PSUs granted in May 2018 were vested in May 2021 and achieved a TSR performance of 182.9%. 1,161,718 shares related to this vesting were delivered to beneficiaries.

Schedule of Number and Movement of Potential Shares

	Performance-Based RSU	Restricted Stock Units	Equity Award Plans	Total potential shares
At December 31, 2020	2,594,327	2,231,911	32,912	4,859,150
Granted (A)	614,555	534,499	—	1,149,054
Over-performance (B)	526,551	—	—	526,551
Vested	(1,161,718)	(520,064)	(32,912)	(1,714,694)
Forfeited (C)	(9,970)	(30,815)	—	(40,785)
At June 30, 2021	2,563,745	2,215,531	—	4,779,276
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 9,970 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.